Allowance for doubtful accounts	12 Months Ended
Dec. 31, 2023
Allowance For Doubtful Accounts [Abstract]
Allowance for doubtful accounts

4. Allowance for doubtful accounts

The movement of the allowance for accounts receivable, other receivables and amounts due from related parties was as following:

	Years Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Balance as of January 1	135,635,759	145,035,759	107,403,901
Provisions for doubtful accounts	9,400,000	28,923,874	5,838,484
Write-off	—	(66,555,732)	—
Balance as of December 31	145,035,759	107,403,901	113,242,385

As of December 31, 2023, the Group recorded allowance for accounts receivable, other receivables, amounts due from related parties and other non-current assets was RMB25,435,692, RMB11,718,489, RMB75,443,757 and RMB644,447,respectively.